Employee Benefit Plans	12 Months Ended
Dec. 31, 2020
Employee Benefit Plans Disclosures [Abstract]
Employee Benefit Plans	EMPLOYEE BENEFIT PLANS
Retirement Plans  Progressive has a defined contribution pension plan (401(k) Plan) that covers employees who have been employed with the company for at least 30 days. Under Progressive’s 401(k) Plan, we match up to a maximum of 6% of an employee’s eligible compensation contributed to the plan. Employee and company matching contributions are invested, at the direction of the employee, in a number of investment options available under the plan, including various mutual funds, a self-directed brokerage option, and a Progressive common stock fund.
Progressive’s common stock fund is an employee stock ownership program (ESOP) within the 401(k) Plan. At December 31, 2020, the ESOP held 21.5 million of our common shares, all of which are included in shares outstanding. Dividends on these shares are reinvested in common shares or paid out in cash, at the election of the participant, and the related tax benefit is recorded as part of our tax provision. Matching contributions to these plans for the years ended December 31, 2020, 2019, and 2018 were $131.2 million, $120.8 million, and $106.8 million, respectively.
Postemployment Benefits  Progressive provides various postemployment benefits to former or inactive employees who meet eligibility requirements, and to their beneficiaries and covered dependents. Postemployment benefits include salary continuation and disability-related benefits, including workers’ compensation and, if elected, continuation of health-care benefits for specified limited periods. The liability for these benefits was $24.1 million and $22.2 million at December 31, 2020 and 2019, respectively.
Incentive Compensation Plans – Employees  Progressive’s incentive compensation programs include both non-equity incentive plans (cash) and equity incentive plans. Progressive’s cash incentive compensation included an annual cash incentive program (i.e., Gainsharing Program) for virtually all employees. Progressive’s equity incentive compensation plans provide for the granting of restricted stock unit awards to key members of management.

The amounts charged to expense for incentive compensation plans for the years ended December 31, were:

	2020		2019		2018
(millions)	Pretax	After Tax	Pretax	After Tax	Pretax	After Tax
Non-equity incentive plans – cash	$688.8	$544.2	$598.4	$472.7	$539.5	$426.2
Equity incentive plans:
Equity awards	89.4	70.6	90.1	71.2	76.2	60.2
Liability awards[1]	0	0	0.1	0.1	1.0	0.8
[1]Relates to stock options granted to key employees of ARX, which were exercised in 2020. See Note 15 – Redeemable Noncontrolling Interest for further discussion.
Under Progressive’s 2015 Equity Incentive Plan, which provides for the granting of equity-based compensation to officers and other key employees, 17.0 million shares, in the aggregate, were authorized for issuance.
The restricted equity awards are issued as either time-based or performance-based awards. Generally, equity awards are expensed pro rata over their respective vesting periods, based on the market value of the awards at the time of grant, with accelerated expense for participants who reach qualified retirement provisions. The time-based awards vest in equal installments upon the lapse of specified periods of time, typically three, four, and five years, subject to the retirement provisions of the applicable award agreements.
Performance-based awards that contain variable vesting criteria are expensed based on management’s expectation of the percentage of the award, if any, that will ultimately vest. These estimates can change periodically throughout the measurement period. Vesting of performance-based awards is contingent upon the achievement of pre-determined performance goals within specified time periods.
The performance-based awards were granted to executives and other senior managers in 2020, in addition to their time-based awards, to provide additional incentive to achieve pre-established profitability and growth targets or relative investment performance. The targets for the performance-based awards, as well as the number of units that ultimately may vest, vary by grant.
The details of the performance-based equity awards that were outstanding at December 31, 2020, are as follows:

Performance Measurement	Year(s) of Grant	Vesting range (as a percentage of target)
Growth of our personal auto and commercial auto businesses and homeowners multi-peril business, each compared to its respective market	2018-2020	0-250%
Investment results relative to peer group	2018-2020	0-200%
All restricted equity awards are settled at or after vesting in Progressive common shares from existing treasury shares on a one-to-one basis.
A summary of all employee restricted equity award activity during the years ended December 31, follows:

	2020		2019		2018
Restricted Equity Awards	Number of Shares[1]	Weighted Average Grant Date Fair Value	Number of Shares[1]	Weighted Average Grant Date Fair Value	Number of Shares[1]	Weighted Average Grant Date Fair Value
Beginning of year	3,879,077	$48.28	4,856,356	$38.56	5,858,848	$30.47
Add (deduct):
Granted[2]	1,629,534	55.28	1,835,145	49.61	1,876,109	45.55
Vested	(1,861,442)	36.19	(2,691,337)	31.85	(2,811,070)	26.41
Forfeited	(76,898)	52.79	(121,087)	43.98	(67,531)	36.10
End of year[3,4]	3,570,271	$57.68	3,879,077	$48.28	4,856,356	$38.56
[1] Includes restricted stock units. All performance-based awards are included at their target amounts.
2 We reinvest dividend equivalents on restricted stock units. For 2020, 2019, and 2018, the number of units “granted” shown in the table above includes 144,389, 210,159, and 144,688 of dividend equivalent units, respectively, at a weighted average grant date fair value of $0, since the dividends were factored into the grant date fair value of the original grant.
3 At December 31, 2020, the number of shares included 707,293 performance-based units at their target amounts. We expect 1,658,308 units to vest based upon our current estimates of the likelihood of achieving the pre-determined performance goals applicable to each award.
4 At December 31, 2020, the total unrecognized compensation cost related to unvested equity awards was $102.1 million, which includes performance-based awards at their currently estimated vesting value. This compensation expense will be recognized into the consolidated statements of comprehensive income over the weighted average vesting period of 2.3 years.
The aggregate fair value of the restricted equity awards that vested during the years ended December 31, 2020, 2019, and 2018, was $148.9 million, $191.6 million, and $162.7 million, respectively, based on the actual stock price on the applicable vesting date.
Incentive Compensation Plans – Directors  Progressive’s 2017 Directors Equity Incentive Plan, which provides for the granting of equity-based awards, including restricted stock awards, to non-employee directors, was approved by shareholders in 2017 and originally authorized awards for up to 0.5 million shares.
The Progressive Corporation permits each non-employee director to indicate a preference to receive either 100% of their compensation in the form of a restricted stock award or 60% in the form of a restricted stock award and 40% in the form of cash. If the director does not state a preference, it is presumed that he or she preferred to receive 100% of their compensation in the form of restricted stock. After considering such preferences, the Compensation Committee of the Board of Directors determines the awards (restricted stock, or restricted stock and cash) for each non-employee director.
The restricted stock awards are issued as time-based awards. The vesting period (i.e., requisite service period) is typically 11 months from the date of each grant. To the extent a director is newly appointed during the year, or a director’s committee assignments change, the vesting period may be shorter. Both the restricted stock awards and cash, if elected, are expensed pro rata over their respective vesting periods based on the market value of the awards at the time of grant.
A summary of all directors’ restricted stock activity during the years ended December 31, follows:

	2020		2019		2018
Restricted Stock	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value
Beginning of year	38,451	$73.43	41,706	$62.23	53,284	$40.54
Add (deduct):
Granted	39,403	74.77	38,451	73.43	41,706	62.23
Vested	(38,451)	73.43	(41,706)	62.23	(53,284)	40.54
End of year[1]	39,403	$74.77	38,451	$73.43	41,706	$62.23
1 At December 31, 2020, 2019, and 2018, the remaining unrecognized compensation cost related to restricted stock awards was $0.9 million, $0.8 million, and $0.9 million, respectively.
The aggregate fair value of the restricted stock vested during the years ended December 31, 2020, 2019, and 2018, was $3.0 million, $3.0 million, and $3.2 million, respectively, based on the actual stock price at time of vesting.
Deferred Compensation  The Progressive Corporation Executive Deferred Compensation Plan (Deferral Plan) permits eligible Progressive executives to defer receipt of some or all of their annual incentive payments and all of their annual equity awards. Deferred cash compensation is deemed invested in one or more investment funds, including Progressive common shares, offered under the Deferral Plan and elected by the participant. All Deferral Plan distributions attributable to deferred cash compensation will be paid in cash.
For all equity awards granted in or after March 2005, and deferred pursuant to the Deferral Plan, the deferred amounts are deemed invested in our common shares and are ineligible for transfer to other investment funds in the Deferral Plan; distributions of these deferred awards will be made in Progressive common shares. For all restricted stock awards granted prior to that date, the deferred amounts are eligible to be transferred to any of the investment funds in the Deferral Plan; distributions of these deferred awards will be made in cash. We reserved 11.1 million of our common shares for issuance under the Deferral Plan.
An irrevocable grantor trust has been established to provide a source of funds to assist us in meeting our liabilities under the Deferral Plan. The Deferral Plan Irrevocable Grantor Trust account held the following assets at December 31:

(millions)	2020	2019
Progressive common shares[1]	$134.2	$121.6
Other investment funds[2]	167.2	151.2
Total	$301.4	$272.8
[1] Included 2.8 million and 3.2 million common shares as of December 31, 2020 and 2019, respectively, to be distributed in common shares, and are reported at grant date fair value.
[2] Amount is included in other assets on the consolidated balance sheets.